Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (millions)(7)	Underlying ROTCE(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$11,075,271	$8,577,572	$3,725,520	$2,979,734	$98.6	$96.7	$1,608	13.5%
2022	$11,703,788	$10,144,803	$3,576,460	$3,105,059	$110.7	$97.5	$2,073	16.4%
2021	$12,430,076	$19,447,714	$3,651,053	$5,448,493	$127.8	$124.1	$2,319	16.0%
2020	$14,335,323	$3,575,870	$4,106,055	$1,414,681	$93.3	$89.7	$1,057	7.5%

Company Selected Measure Name	Underlying ROTCE
Named Executive Officers, Footnote	These amounts reflect the total compensation reported for Mr. Van Saun (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table.These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Mr. Van Saun) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Van Saun) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, 2022, and 2021, John Woods, Don McCree, Brendan Coughlin, and Malcolm Griggs; and (ii) for 2020, John Woods, Don McCree, Malcolm Griggs, and Susan LaMonica.
Peer Group Issuers, Footnote	Total Shareholder Return is calculated by dividing (a) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment in the security, and the difference between the Company’s share price at the end and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period.The peer group used for this purpose is the KBW Nasdaq Bank Index and the Total Shareholder Return is calculated using the same methodology described above in footnote 5.
PEO Total Compensation Amount	$ 11,075,271	$ 11,703,788	$ 12,430,076	$ 14,335,323
PEO Actually Paid Compensation Amount	$ 8,577,572	10,144,803	19,447,714	3,575,870
Adjustment To PEO Compensation, Footnote	These amounts reflect the “compensation actually paid” to Mr. Van Saun, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Van Saun during the applicable year. The adjustments in the below table were made to Mr. Van Saun’s total compensation in the Summary Compensation Table for each year to determine the “compensation actually paid” pursuant to Item 402(v) of Regulation S-K. Mr. Van Saun is not eligible to participate in the Pension Plan so no related adjustments have been made to the below. In addition, changes to prior years' “compensation actually paid” amounts have been made based on additional guidance provided in the SEC's compliance and disclosure interpretations ("C&DIs") regarding the treatment of accrued dividend equivalents.

Year	Reported Summary Compensation Table Total for PEO	Exclusion of Reported Value of Equity Awards(a)	Equity Award Adjustments(b)				Compensation Actually Paid to PEO
			Year End Fair Value of Equity Awards Granted in the Applicable Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation
2023	$11,075,271	$(7,345,937)	$4,763,177	$(384,923)	$(368,255)	$838,239	$8,577,572
2022	$11,703,788	$(6,920,896)	$5,610,361	$(2,314,148)	$1,263,537	$802,161	$10,144,803
2021	$12,430,076	$(7,840,912)	$8,047,746	$4,684,437	$1,371,299	$755,068	$19,447,714
2020	$14,335,323	$(10,422,527)	$6,312,427	$(5,538,255)	$(1,469,820)	$358,722	$3,575,870
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following equity adjustments were omitted from this table because there was nothing to report: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 3,725,520	3,576,460	3,651,053	4,106,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,979,734	3,105,059	5,448,493	1,414,681
Adjustment to Non-PEO NEO Compensation Footnote	These amounts reflect the average “compensation actually paid” to the NEOs as a group (excluding Mr. Van Saun), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the applicable NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the below table were made to average total compensation for the NEOs as a group (excluding Mr. Van Saun) for each year to determine the “compensation actually paid”, using the same methodology described above in footnote 2. Mr. Coughlin is the only NEO eligible to participate in the Pension Plan. However, because the Pension Plan has been frozen since 12/31/2012, the service cost for all years after 2012 is $0, and there have not been any plan amendments which would impact the benefit amount for past service. As such, in accordance with Item 402(v) of Regulation S-K, no amounts were added into "compensation actually paid" for service cost or prior service cost. In addition, changes to prior years' “compensation actually paid” amounts have been made based on additional guidance provided in the SEC's C&DIs regarding the treatment of accrued dividend equivalents.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Exclusion of Average Reported Value of Equity Awards(a)	Exclusion of Average Reported Change in Pension Value	Equity Award Adjustments(b)				Average Compensation Actually Paid to Non-PEO NEOs
				Average Year End Fair Value of Equity Awards Granted in the Applicable Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End	Average Change in Fair Value from the Prior Year End to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Applicable Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation
2023	$3,725,520	$(2,239,019)	$(2,182)	$1,461,663	$(107,222)	$(88,188)	$229,162	$2,979,734
2022	$3,576,460	$(1,881,472)	$—	$1,525,208	$(589,759)	$265,861	$208,761	$3,105,059
2021	$3,651,053	$(2,104,924)	$—	$2,166,478	$1,186,338	$352,886	$196,662	$5,448,493
2020	$4,106,055	$(2,726,734)	$—	$1,721,410	$(1,418,425)	$(368,512)	$100,887	$1,414,681
(a)Represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The following equity adjustments were omitted from this table because there was nothing to report: (i) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; and (ii) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
The graph below illustrates the trend in “compensation actually paid” over the last four years to our TSR performance, as well as our TSR relative to the KBW Nasdaq Bank Index ("BKX"). This illustrates for each year presented below, our compensation moved in alignment with our TSR performance, increasing in 2021 and decreasing in 2022 and 2023, and that our TSR performance was stronger than the BKX during all four time periods.

Compensation Actually Paid vs. TSR Performance

■	PEO Pay	■	Average NEO Pay	–	CFG TSR	–	BKX TSR

Compensation Actually Paid vs. Net Income
Additionally, the following graphs illustrate the trend in “compensation actually paid” over the last four years relative to our GAAP Net Income and Underlying ROTCE. This illustrates that for each year presented below, our compensation moved in alignment with our GAAP Net Income and Underlying ROTCE, except from 2021 to 2022 when our Underlying ROTCE improved while compensation decreased.

Compensation Actually Paid vs. GAAP Net Income

■	PEO Pay	■	Average NEO Pay	–	GAAP Net Income

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid vs. Underlying ROTCE*

■	PEO Pay	■	Average NEO Pay	–	Underlying ROTCE*

Tabular List, Table
As also required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, below is a list of the most important financial measures used by the Compensation and HR Committee to link executive compensation to Company performance for the 2023 performance year.
•Underlying ROTCE
•Underlying Earnings per Share
•Underlying Efficiency Ratio

Total Shareholder Return Amount	$ 98.6	110.7	127.8	93.3
Peer Group Total Shareholder Return Amount	96.7	97.5	124.1	89.7
Net Income (Loss)	$ 1,608,000,000	$ 2,073,000,000	$ 2,319,000,000	$ 1,057,000,000
Company Selected Measure Amount | pURE	0.135	0.164	0.160	0.075
PEO Name	Mr. Van Saun
Additional 402(v) Disclosure	See Appendix A for information on Non-GAAP Financial Measures and Reconciliations and their calculation or reconciliation to GAAP financial measures.
Measure:: 1
Pay vs Performance Disclosure
Name	Underlying ROTCE
Non-GAAP Measure Description	Results are presented on an Underlying basis, as applicable. See Appendix A for more information on Non-GAAP Financial Measures and Reconciliations. Underlying ROTCE is defined as net income available to common shareholders divided by average common equity excluding average goodwill (net of related deferred tax liabilities) and average other intangible assets. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Underlying ROTCE is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link NEO compensation for the most recently completed fiscal year to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Underlying Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Underlying Efficiency Ratio
PEO | Reported Value of Equity Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,345,937)	$ (6,920,896)	$ (7,840,912)	$ (10,422,527)
PEO | Year End Fair Value Of Equity Awards Granted In The Applicable Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,763,177	5,610,361	8,047,746	6,312,427
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested At Year End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,923)	(2,314,148)	4,684,437	(5,538,255)
PEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,255)	1,263,537	1,371,299	(1,469,820)
PEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	838,239	802,161	755,068	358,722
Non-PEO NEO | Reported Value of Equity Awards Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,239,019)	(1,881,472)	(2,104,924)	(2,726,734)
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted In The Applicable Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,461,663	1,525,208	2,166,478	1,721,410
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Unvested At Year End Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,222)	(589,759)	1,186,338	(1,418,425)
Non-PEO NEO | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,188)	265,861	352,886	(368,512)
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value Or Total Compensation Member [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,162	208,761	196,662	100,887
Non-PEO NEO | Exclusion of Average Reported Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,182)	$ 0	$ 0	$ 0